Premiums and Reinsurance Information (Tables)	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Schedule of Effect of Reinsurance Activity on Written and Earned Premiums and on Net Loss and Loss Adjustment Expenses
The following table sets forth the effect of reinsurance activity on written and earned premiums and on net loss and loss adjustment expenses:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Written premiums:
Direct	$335,134	$348,418	$301,291
Assumed	365,012	340,260	280,692
Ceded	(210,597)	(191,465)	(189,158)
Net	$489,549	$497,213	$392,825

Earned premiums:
Direct	$329,446	$321,556	$284,436
Assumed	348,981	313,458	272,067
Ceded	(195,297)	(187,862)	(180,112)
Net	$483,130	$447,152	$376,391

Loss and loss adjustment expense:
Direct	$173,353	$141,092	$112,078
Assumed	119,444	122,688	123,128
Ceded	(76,685)	(74,693)	(77,644)
Net	$216,112	$189,087	$157,562